Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Nationwide Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 84 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations of more than $5 billion. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.

In managing the Fund, the subadviser allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Fund typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices.

		The subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for total return, based on fundamental research and analysis. Fundamental analysis of a company typically involves the assessment of a variety of factors, and may include the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and environmental, social and/or governance (ESG) factors. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, sectors, industries and styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser may sell a security when it believes that a significant change in the company’s business fundamentals exists, it has become overvalued in terms of earnings, assets or growth prospects, or in order to take advantage of more attractive alternatives. The Fund may engage in frequent and active trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Service Class Shares<br/> (Years Ended December 31,)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	17.77%	–	2nd qtr. of 2009
Lowest Quarter:	-15.89%	–	3rd qtr. of 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/> (For the Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Class R6 shares is April 10, 2018. Pre-inception historical performance for Class R6 shares is based on the previous performance of Institutional Service Class shares. Performance for Class R6 shares has been adjusted to reflect the difference in sales charges (see below) but not differing expenses.

		Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012, at which time the former Class D shares were re-designated as Institutional Service Class shares.
Nationwide Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 665
3 Years	rr_ExpenseExampleYear03	865
5 Years	rr_ExpenseExampleYear05	1,082
10 Years	rr_ExpenseExampleYear10	$ 1,704
1 Year	rr_AverageAnnualReturnYear01	(11.88%)
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	10.81%
Nationwide Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,027
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	538
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,027
1 Year	rr_AverageAnnualReturnYear01	(7.89%)
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Nationwide Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	767
10 Years	rr_ExpenseExampleYear10	$ 1,687
1 Year	rr_AverageAnnualReturnYear01	(6.83%)
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	11.06%
Nationwide Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	402
10 Years	rr_ExpenseExampleYear10	$ 903
2009	rr_AnnualReturn2009	25.81%
2010	rr_AnnualReturn2010	12.77%
2011	rr_AnnualReturn2011	0.39%
2012	rr_AnnualReturn2012	14.49%
2013	rr_AnnualReturn2013	30.43%
2014	rr_AnnualReturn2014	12.18%
2015	rr_AnnualReturn2015	1.03%
2016	rr_AnnualReturn2016	11.53%
2017	rr_AnnualReturn2017	20.20%
2018	rr_AnnualReturn2018	(6.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.89%)
1 Year	rr_AverageAnnualReturnYear01	(6.27%)
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Nationwide Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	364
10 Years	rr_ExpenseExampleYear10	$ 819
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years	rr_AverageAnnualReturnYear10	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2018
Nationwide Fund | After Taxes on Distributions | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.40%)
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	9.91%
Nationwide Fund | After Taxes on Distributions and Sales of Shares | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Nationwide Fund | S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%

[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until February 29, 2020. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.